Cover	6 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	1. This Registration Statement contains two prospectuses, as set forth below. ● Public Offering Prospectus. A prospectus to be used for the public offering by the Registrant of 2,250,000 Ordinary Shares of the Registrant (the “Public Offering Prospectus”) through the underwriter named on the cover page of the Public Offering Prospectus. ● Resale Prospectus. A prospectus to be used for the resale by the Selling Shareholders set forth therein of 2,992,180 Ordinary Shares in aggregate of the Registrant (the “Resale Prospectus”). The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ● they contain different outside and inside front covers and back covers; ● they contain different Offering sections in the Prospectus Summary section beginning on page Alt-1; ● They contain different Lock-up Agreements section on page Alt-12; ● a Selling Shareholders section is included in the Resale Prospectus; ● a Selling Shareholders Plan of Distribution is inserted; and ● the Legal Matters section in the Resale Prospectus on page Alt-14 deletes the reference to counsel for the underwriter.The Registrant has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the Selling Shareholder.2. Post-Effective Amendment On September 11, 2024, the Registrant initially filed a registration statement on Form F-1 (File No. 333-282027) (the “Prior Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC”), which was subsequently declared effective by the SEC on December 20, 2024. The Registrant is filing this post-effective amendment to the registration statement on Form F-1 to include interim condensed consolidated financial statements at September 30, 2024 and for the six months ended September 30, 2024 and 2023 and to update certain other information contained in the Prior Registration Statement. No additional securities are being registered by this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the registration statement on Form F-1.
Document Period End Date	Sep. 30, 2024
Entity Registrant Name	DIGINEX LIMITED
Entity Central Index Key	0002010499
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Smart-Space Fintech 2
Entity Address, Address Line Two	Room 3
Entity Address, Address Line Three	Unit 401-404 Core C, Cyberport
Entity Address, City or Town	Telegraph Bay
City Area Code	+852
Local Phone Number	3618 5881
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates